Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Basis of Consolidated Financial Statement Presentation

Basis of Consolidated Financial Statement Presentation

The consolidated financial statements include the accounts of Kearny Financial Corp. (the “Company”), its wholly-owned subsidiary, Kearny Federal Savings Bank (the “Bank”) and the Bank’s wholly-owned subsidiaries, KFS Investment Corp., CJB Investment Corp. and KFS Financial Services, Inc. and its wholly-owned subsidiary, KFS Insurance Services, Inc. The Company conducts its business principally through the Bank. Management prepared the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), including the elimination of all significant inter-company accounts and transactions during consolidation.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the dates of the consolidated statements of financial condition and revenues and expenses for the periods then ended. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, the evaluation of goodwill for impairment, identification of other-than-temporary impairment of securities and the determination of the amount of deferred tax assets which are more likely than not to be realized. The allowance for loan losses represents management’s best estimate of losses known and inherent in the loan portfolio that are both probable and reasonable to estimate, impairment testing of goodwill and evaluation for other-than-temporary impairment of securities are done in accordance with GAAP; and deferred tax assets are properly recognized. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in economic conditions in the market area. Moreover, various regulatory agencies, as an integral part of their examination process, periodically review the Bank’s allowance for loan losses. Such agencies may require the recognition of additions to the allowance based on their judgments about information available to them at the time of their examination. Additionally, subsequent evaluations of the Company’s goodwill that originated from the application of purchase accounting associated with the Company’s prior acquisition of four community banks could identify impairments to the intangible asset that would result in future charges to earnings. Finally, the determination of the amount of deferred tax assets more likely than not to be realized is dependent on projections of future earnings, which are subject to frequent change.

Business of the Company and Subsidiaries

Business of the Company and Subsidiaries

The Company’s primary business is the ownership and operation of the Bank. The Bank is principally engaged in the business of attracting deposits from the general public at its 42 locations in New Jersey and New York and using these deposits, together with other funds, to originate or purchase loans for its portfolio and invest in securities. Loans originated or purchased by the Bank generally include loans collateralized by residential and commercial real estate augmented by secured and unsecured loans to businesses and consumers. The investment securities purchased by the Bank generally include U.S. agency mortgage-backed securities, U.S. government and agency debentures, bank-qualified municipal obligations, corporate bonds, asset-backed securities and collateralized loan obligations. The Bank maintains a small balance of single issuer trust preferred securities and non-agency mortgage-backed securities which were acquired through the Company’s purchase of other institutions and does not actively purchase such securities.

At June 30, 2014, the Bank had two wholly owned subsidiaries: KFS Financial Services, Inc., and CJB Investment Corp. KFS Financial Services, Inc., incorporated as a New Jersey corporation in 1994 under the name of South Bergen Financial Services, Inc., was acquired in Kearny’s merger with South Bergen Savings Bank in 1999 and was renamed KFS Financial Services, Inc. in 2000. It is a service corporation subsidiary originally organized for selling insurance products to Bank customers and the general public through a third party networking arrangement.

During the year ended June 30, 2014, KFS Insurance Services, Inc. was created as a wholly owned subsidiary of KFS Financial Services, Inc. for the primary purpose of acquiring insurance agencies. Both KFS Financial Services Inc. and KFS Insurance Services Inc. were considered inactive during the year ended June 30, 2014.

CJB Investment Corp. was acquired by the Bank through the Company’s acquisition of Central Jersey Bancorp in November 2010. CJB Investment Corp was organized under New Jersey law as a New Jersey Investment Company and remained active through the three-year period ended June 30, 2014.

In addition to the subsidiaries noted above, the Bank dissolved its wholly owned subsidiary KFS Investment Corp. during fiscal 2014 which had remained inactive during the two years ended June 30, 2012 and 2013 and through the date of its dissolution during the year ended June 30, 2014.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash and amounts due from depository institutions and interest-bearing deposits in other banks, all with original maturities of three months or less.

Securities

Securities

In accordance with applicable accounting standards, the Company classifies its investment securities into one of three portfolios: held to maturity, available for sale or trading. Investments in debt securities that we have the positive intent and ability to hold to maturity are classified as held to maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized holding gains and losses included in earnings. Debt and equity securities not classified as trading securities or as held to maturity securities are classified as available for sale securities and reported at fair value, with unrealized holding gains or losses, net of deferred income taxes, reported in the accumulated other comprehensive income (“OCI”) component of stockholders’ equity.

If the fair value of a security is less than its amortized cost, the security is deemed to be impaired. Management evaluates all securities with unrealized losses quarterly to determine if such impairments are “temporary” or “other-than-temporary”.

The Company accounts for temporary impairments based upon their classification as either available for sale, held to maturity or managed within a trading portfolio. Temporary impairments on “available for sale” securities are recognized, on a tax-effected basis, through OCI with offsetting entries adjusting the carrying value of the security and the balance of deferred taxes. Conversely, the Company does not adjust the carrying value of “held to maturity” securities for temporary impairments, although information concerning the amount and duration of impairments on held to maturity securities is disclosed in periodic financial statements. The carrying value of securities held in a trading portfolio is adjusted to their fair value through earnings on a daily basis. However, the Company did not maintain any securities in trading portfolios at or during the periods presented in these financial statements.

The Company accounts for other-than-temporary impairments based upon several considerations. First, other-than-temporary impairments on securities that the Company has decided to sell as of the close of a fiscal period, or will, more likely than not, be required to sell prior to the full recovery of their fair value to a level equal to or exceeding their amortized cost, are recognized in earnings. If neither of these conditions regarding the likelihood of the securities’ sale are applicable, then, for debt securities, the other-than-temporary impairment is bifurcated into credit-related and noncredit-related components. A credit-related impairment generally represents the amount by which the present value of the cash flows that are expected to be collected on a debt security fall below its amortized cost. The noncredit-related component represents the remaining portion of the impairment not otherwise designated as credit-related. The Company recognizes credit-related, other-than-temporary impairments in earnings. However, noncredit-related, other-than-temporary impairments on debt securities are recognized in OCI.

Premiums and discounts on all securities are generally amortized/accreted to maturity by use of the level-yield method considering the impact of principal amortization and prepayments on mortgage-backed securities. Premiums on callable securities are generally amortized to the call date whereas discounts on such securities are accreted to the maturity date. Gain or loss on sales of securities is based on the specific identification method.

Concentration of Risk

Concentration of Risk

Financial instruments which potentially subject the Company and its subsidiaries to concentrations of credit risk consist of cash and cash equivalents, mortgage-backed and non-mortgage-backed securities and loans receivable. Cash and cash equivalents include deposits placed in other financial institutions. At June 30, 2014, the Company had cash and cash equivalents of $135.0 million comprising funds on deposit at other institutions totaling $124.7 million and other cash-related items, consisting primarily of vault cash, totaling $10.3 million. Cash and equivalents on deposit at other institutions at June 30, 2014 was comprised of $64.6 million held by the Federal Home Loan Bank of New York (“FHLB”), $47.5 million held by the Federal Reserve Bank of New York (“FRB”) and a total of $3.9 million held at two U.S. domestic money center banks representing funds on deposit totaling $3.6 million and $283,000, respectively, at June 30, 2014. Such balances also included a total of $8.7 million of cash held at or invested through Atlantic Community Bankers Bank (“ACBB”) including cash on deposit of $230,000 and federal funds sold of $8.5 million.

Securities include concentrations of investments backed by U.S. government agencies and U.S. government sponsored enterprises (“GSEs”), including the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Government National Mortgage Association (“Ginnie Mae”) and the Small Business Administration (“SBA”). Additional concentration risk exists in the Company’s municipal and corporate obligations, asset-backed securities and collateralized loan obligations. Lesser concentration risk exists in the Company’s non-agency mortgage-backed securities and single issuer trust preferred securities due to comparatively lower total balances of such securities held by the Company and the variety of issuers represented.

The Company’s lending activity is primarily concentrated in loans collateralized by real estate in the states of New Jersey and New York. As a result, credit risk is broadly dependent on the real estate market and general economic conditions in these states. Additionally, the Company’s lending policies limit the amount of credit extended to any single borrower and their related interests thereby limiting the concentration of credit risk to any single borrower.

Loans Receivable

Loans Receivable

Loans receivable, net are stated at unpaid principal balances, net of deferred loan origination fees and costs, purchased discounts and premiums and the allowance for loan losses. Certain direct loan origination costs net of loan origination fees, are deferred and amortized, using the level-yield method, as an adjustment of yield over the contractual lives of the related loans. Unearned premiums and discounts are amortized or accreted by use of the level-yield method over the contractual lives of the related loans.

Past Due Loans

Past Due Loans

A loan’s “past due” status is generally determined based upon its “P&I delinquency” status in conjunction with its “past maturity” status, where applicable. A loan’s “P&I delinquency” status is based upon the number of calendar days between the date of the earliest P&I payment due and the “as of” measurement date. A loan’s “past maturity” status, where applicable, is based upon the number of calendar days between a loan’s contractual maturity date and the “as of” measurement date. Based upon the larger of these criteria, loans are categorized into the following “past due” tiers for financial statement reporting and disclosure purposes: Current (including 1-29 days past due), 30-59 days, 60-89 days and 90 or more days.

Nonaccrual Loans

Nonaccrual Loans

Loans are generally placed on nonaccrual status when contractual payments become 90 days or more past due, and are otherwise placed on nonaccrual when the Company does not expect to receive all P&I payments owed substantially in accordance with the terms of the loan agreement. Loans that become 90 days past maturity, but remain non-delinquent with regard to ongoing P&I payments, may remain on accrual status if: (1) the Company expects to receive all P&I payments owed substantially in accordance with the terms of the loan agreement, past maturity status notwithstanding, and (2) the borrower is working actively and cooperatively with the Company to remedy the past maturity status through an expected refinance, payoff or modification of the loan agreement that is not expected to result in a troubled debt restructuring (“TDR”) classification. All TDRs are placed on nonaccrual status for a period of no less than six months after restructuring, irrespective of past due status. The sum of nonaccrual loans plus accruing loans that are 90 days or more past due are generally defined collectively as “nonperforming loans”.

Payments received in cash on nonaccrual loans, including both the principal and interest portions of those payments, are generally applied to reduce the carrying value of the loan for financial statement purposes. When a loan is returned to accrual status, any accumulated interest payments previously applied to the carrying value of the loan during its nonaccrual period are recognized as interest income as an adjustment to the loan’s yield over its remaining term.

Loans that are not considered to be TDRs are generally returned to accrual status when payments due are brought current and the Company expects to receive all remaining P&I payments owed substantially in accordance with the terms of the loan agreement. Non-TDR loans may also be returned to accrual status when a loan’s payment status falls below 90 days past due and the Company: (1) expects receipt of the remaining past due amounts within a reasonable timeframe, and (2) expects to receive all remaining P&I payments owed substantially in accordance with the terms of the loan agreement.

Acquired Loans

Acquired Loans

Loans that we acquire through acquisitions are recorded at fair value with no carryover of the related allowance for credit losses. Determining the fair value of the loans involves estimating the amount and timing of principal and interest cash flows expected to be collected on the loans and discounting those cash flows at a market rate of interest.

The excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable yield and is recognized into interest income over the remaining life of the loan. The difference between contractually required payments at acquisition and the cash flows expected to be collected at acquisition is referred to as the nonaccretable yield. The nonaccretable yield represents estimated future credit losses expected to be incurred over the life of the loan. Subsequent decreases to the expected cash flows require us to evaluate the need for an allowance for credit losses. Subsequent improvements in expected cash flows result in the reversal of a corresponding amount of the nonaccretable yield which we then reclassify as accretable yield that is recognized into interest income over the remaining life of the loan using the interest method. Our evaluation of the amount of future cash flows that we expect to collect is performed in a similar manner as that used to determine our allowance for credit losses. Charge-offs of the principal amount on acquired loans would be first applied to the nonaccretable yield portion of the fair value adjustment.

Acquired loans that met the criteria for nonaccrual of interest prior to the acquisition may be considered performing upon acquisition, regardless of whether the customer is contractually delinquent, if we can reasonably estimate the timing and amount of the expected cash flows on such loans and if we expect to fully collect the new carrying value of the loans. As such, we may no longer consider the loan to be nonaccrual or nonperforming and may accrue interest on these loans, including the impact of any accretable yield.

Classification of Assets

Classification of Assets

In compliance with the regulatory guidelines, the Company’s loan review system includes an evaluation process through which certain loans exhibiting adverse credit quality characteristics are classified “Special Mention”, “Substandard”, “Doubtful” or “Loss”.

An asset is classified as “Substandard” if it is inadequately protected by the paying capacity and net worth of the obligor or the collateral pledged, if any. Substandard assets include those characterized by the distinct possibility that the insured institution will sustain some loss if the deficiencies are not corrected. Assets classified as “Doubtful” have all of the weaknesses inherent in those classified as “Substandard”, with the added characteristic that the weaknesses present make collection or liquidation in full highly questionable and improbable, on the basis of currently existing facts, conditions and values. Assets, or portions thereof, classified as “Loss” are considered uncollectible or of so little value that their continuance as assets is not warranted.

Management evaluates loans classified as substandard or doubtful for impairment in accordance with applicable accounting requirements. As discussed in greater detail below, a valuation allowance is established through the provision for loan losses for any impairment identified through such evaluations.

To the extent that impairment identified on a loan is classified as “Loss”, that portion of the loan is charged off against the allowance for loan losses. The classification of loan impairment as “Loss” is based upon a confirmed expectation for loss. For loans primarily secured by real estate, the expectation for loss is generally confirmed when: (a) impairment is identified on a loan individually evaluated in the manner described below, and (b) the loan is presumed to be collateral-dependent such that the source of loan repayment is expected to arise solely from sale of the collateral securing the applicable loan. Impairment identified on non-collateral-dependent loans may or may not be eligible for a “Loss” classification depending upon the other salient facts and circumstances that effect the manner and likelihood of loan repayment. However, loan impairment that is classified as “Loss” is charged off against the allowance for loan losses concurrent with that classification.

The timeframe between when loan impairment is first identified by the Company and when such impairment may ultimately be charged off varies by loan type. For example, unsecured consumer and commercial loans are generally classified as “Loss” at 120 days past due, resulting in their outstanding balances being charged off at that time. For the Company’s secured loans, the condition of collateral dependency generally serves as the basis upon which a “Loss” classification is ascribed to a loan’s impairment thereby confirming an expected loss and triggering charge off of that impairment. While the facts and circumstances that effect the manner and likelihood of repayment vary from loan to loan, the Company generally considers the referral of a loan to foreclosure, coupled with the absence of other viable sources of loan repayment, to be demonstrable evidence of collateral dependency. Depending upon the nature of the collections process applicable to a particular loan, an early determination of collateral dependency could result in a nearly concurrent charge off of a newly identified impairment. By contrast, a presumption of collateral dependency may only be determined after the completion of lengthy loan collection and/or workout efforts, including bankruptcy proceedings, which may extend several months or more after a loan’s impairment is first identified.

In a limited number of cases, the entire net carrying value of a loan may be determined to be impaired based upon a collateral-dependent impairment analysis. However, the borrower’s adherence to contractual repayment terms precludes the recognition of a “Loss” classification and charge off. In these limited cases, a valuation allowance equal to 100% of the impaired loan’s carrying value may be maintained against the net carrying value of the asset.

Assets which do not currently expose the Company to a sufficient degree of risk to warrant an adverse classification but have some credit deficiencies or other potential weaknesses are designated as “Special Mention” by management. Adversely classified assets, together with those rated as “Special Mention”, are generally referred to as “Classified Assets”. Non-classified assets are internally rated within one of four “Pass” categories or as “Watch” with the latter denoting a potential deficiency or concern that warrants increased oversight or tracking by management until remediated.

Management performs a classification of assets review, including the regulatory classification of assets, generally on a monthly basis. The results of the classification of assets review are validated by the Company’s third party loan review firm during their quarterly independent review. In the event of a difference in rating or classification between those assigned by the internal and external resources, the Company will generally utilize the more critical or conservative rating or classification. Final loan ratings and regulatory classifications are presented monthly to the Board of Directors and are reviewed by regulators during the examination process.

Allowance for Loan Losses

Allowance for Loan Losses

The allowance for loan losses is a valuation account that reflects the Company’s estimation of the losses in its loan portfolio to the extent they are both probable and reasonable to estimate. The balance of the allowance is generally maintained through provisions for loan losses that are charged to income in the period that estimated losses on loans are identified by the Company’s loan review system. The Company charges confirmed losses on loans against the allowance as such losses are identified. Recoveries on loans previously charged-off are added back to the allowance.

The Company’s allowance for loan loss calculation methodology utilizes a “two-tier” loss measurement process that is generally performed monthly. Based upon the results of the classification of assets and credit file review processes described earlier, the Company first identifies the loans that must be reviewed individually for impairment. Factors considered in identifying individual loans to be reviewed include, but may not be limited to, loan type, classification status, contractual payment status, performance/accrual status and impaired status.

The loans considered by the Company to be eligible for individual impairment review include its commercial mortgage loans, comprising multi-family and nonresidential real estate loans, construction loans, commercial business loans as well as its one-to-four family mortgage loans, home equity loans and home equity lines of credit.

A reviewed loan is deemed to be impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan agreement. Once a loan is determined to be impaired, management performs an analysis to determine the amount of impairment associated with that loan.

In measuring the impairment associated with collateral-dependent loans, the fair value of the collateral securing the loan is generally used as a measurement proxy for that of the impaired loan itself as a practical expedient. In the case of real estate collateral, such values are generally determined based upon a discounted market value obtained through an automated valuation module or prepared by a qualified, independent real estate appraiser. The value of non-real estate collateral is similarly determined based upon an independent assessment of fair market value by a qualified resource.

The Company generally obtains independent appraisals on properties securing mortgage loans when such loans are initially placed on nonperforming or impaired status with such values updated approximately every six to twelve months thereafter throughout the collections, bankruptcy and/or foreclosure processes. Appraised values are typically updated at the point of foreclosure, where applicable, and approximately every six to twelve months thereafter while the repossessed property is held as real estate owned.

As supported by accounting and regulatory guidance, the Company reduces the fair value of the collateral by estimated selling costs, such as real estate brokerage commissions, to measure impairment when such costs are expected to reduce the cash flows available to repay the loan.

The Company establishes valuation allowances in the fiscal period during which the loan impairments are identified. The results of management’s individual loan impairment evaluations are validated by the Company’s third party loan review firm during their quarterly independent review. Such valuation allowances are adjusted in subsequent fiscal periods, where appropriate, to reflect any changes in carrying value or fair value identified during subsequent impairment evaluations which are generally updated monthly by management.

The second tier of the loss measurement process involves estimating the probable and estimable losses which addresses loans not otherwise reviewed individually for impairment as well as those individually reviewed loans that are determined to be non-impaired. Such loans include groups of smaller-balance homogeneous loans that may generally be excluded from individual impairment analysis, and therefore collectively evaluated for impairment, as well as the non-impaired loans within categories that are otherwise eligible for individual impairment review.

Valuation allowances established through the second tier of the loss measurement process utilize historical and environmental loss factors to collectively estimate the level of probable losses within defined segments of the Company’s loan portfolio. These segments aggregate homogeneous subsets of loans with similar risk characteristics based upon loan type. For allowance for loan loss calculation and reporting purposes, the Company currently stratifies its loan portfolio into seven primary segments: residential mortgage loans, commercial mortgage loans, construction loans, commercial business loans, home equity loans, home equity lines of credit and other consumer loans.

The risks presented by residential mortgage loans are primarily related to adverse changes in the borrower’s financial condition that threaten repayment of the loan in accordance with its contractual terms. Such risk to repayment can arise from job loss, divorce, illness and the personal bankruptcy of the borrower. For collateral dependent residential mortgage loans, additional risk of loss is presented by potential declines in the fair value of the collateral securing the loan.

Home equity loans and home equity lines of credit generally share the same risks as those applicable to residential mortgage loans. However, to the extent that such loans represent junior liens, they are comparatively more susceptible to such risks given their subordinate position behind senior liens.

In addition to sharing similar risks as those presented by residential mortgage loans, risks relating to commercial mortgage also arise from comparatively larger loan balances to single borrowers or groups of related borrowers. Moreover, the repayment of such loans is typically dependent on the successful operation of an underlying real estate project and may be further threatened by adverse changes to demand and supply of commercial real estate as well as changes generally impacting overall business or economic conditions.

The risks presented by construction loans are generally considered to be greater than those attributable to residential and commercial mortgage loans. Risks from construction lending arise, in part, from the concentration of principal in a limited number of loans and borrowers and the effects of general economic conditions on developers and builders. Moreover, a construction loan can involve additional risks because of the inherent difficulty in estimating both a property’s value at completion of the project and the estimated cost, including interest, of the project. The nature of these loans is such that they are comparatively more difficult to evaluate and monitor than permanent mortgage loans.

Commercial business loans are also considered to present a comparatively greater risk of loss due to the concentration of principal in a limited number of loans and/or borrowers and the effects of general economic conditions on the business. Commercial business loans may be secured by varying forms of collateral including, but not limited to, business equipment, receivables, inventory and other business assets which may not provide an adequate source of repayment of the outstanding loan balance in the event of borrower default. Moreover, the repayment of commercial business loans is primarily dependent on the successful operation of the underlying business which may be threatened by adverse changes to the demand for the business’ products and/or services as well as the overall efficiency and effectiveness of the business’ operations and infrastructure.

Finally, our unsecured consumer loans generally have shorter terms and higher interest rates than other forms of lending but generally involve more credit risk due to the lack of collateral to secure the loan in the event of borrower default. Consumer loan repayment is dependent on the borrower’s continuing financial stability, and therefore is more likely to be adversely affected by job loss, divorce, illness and personal bankruptcy. By contrast, our consumer loans also include account loans that are fully secured by the borrower’s deposit accounts and generally present nominal risk to the Bank.

Each primary segment is further stratified to distinguish between loans originated and purchased through third parties from loans acquired through business combinations. Commercial business loans include secured and unsecured loans as well as loans originated through SBA programs. Additional criteria may be used to further group loans with common risk characteristics. For example, such criteria may distinguish between loans secured by different collateral types or separately identify loans supported by government guarantees such as those issued by the SBA.

In regard to historical loss factors, the Company’s allowance for loan loss calculation calls for an analysis of historical charge-offs and recoveries for each of the defined segments within the loan portfolio. The Company utilizes a two-year moving average of annual net charge-off rates (charge-offs net of recoveries) by loan segment, where available, to calculate its actual, historical loss experience. The outstanding principal balance of the non-impaired portion of each loan segment is multiplied by the applicable historical loss factor to estimate the level of probable losses based upon the Company’s historical loss experience.

As noted, the second tier of the Company’s allowance for loan loss calculation also utilizes environmental loss factors to estimate the probable losses within the loan portfolio. Environmental loss factors are based upon specific qualitative criteria representing key sources of risk within the loan portfolio. Such risk criteria includes the level of and trends in nonperforming loans; the effects of changes in credit policy; the experience, ability and depth of the lending function’s management and staff; national and local economic trends and conditions; credit risk concentrations and changes in local and regional real estate values. During fiscal 2014, the environmental factors utilized by the Company in its allowance for loan loss calculation were expanded to include changes in the nature, volume and terms of loans, changes in the quality of loan review systems and resources and the effects of regulatory, legal and other external factors.

For each category of the loan portfolio, a level of risk, developed from a number of internal and external resources, is assigned to each of the qualitative criteria utilizing a scale ranging from zero (negligible risk) to 15 (high risk), with higher values potentially ascribed to exceptional levels of risk that exceed the standard range, as appropriate. The sum of the risk values, expressed as a whole number, is multiplied by .01% to arrive at an overall environmental loss factor, expressed in basis points, for each loan category.

The Company incorporates its credit-rating classification system into the calculation of environmental loss factors by loan type by including risk-rating classification “weights” in its calculation of those factors. The Company’s risk-rating classification system ascribes a numerical rating of “1” through “9” to each loan within the portfolio. The ratings “5” through “9” represent the numerical equivalents of the traditional loan classifications “Watch”, “Special Mention”, “Substandard”, “Doubtful” and “Loss”, respectively, while lower ratings, “1” through “4”, represent risk-ratings within the least risky “Pass” category. The environmental loss factor applicable to each non-impaired loan within a category, as described above, is “weighted” by a multiplier based upon the loan’s risk-rating classification. Within any single loan category, a “higher” environmental loss factor is ascribed to those loans with comparatively higher risk-rating classifications resulting in a proportionately greater ALLL requirement attributable to such loans compared to the comparatively lower risk-rated loans within that category.

In evaluating the impact of the level and trends in nonperforming loans on environmental loss factors, the Company first broadly considers the occurrence and overall magnitude of prior losses recognized on such loans over an extended period of time. For this purpose, losses are considered to include both charge offs as well as loan impairments for which valuation allowances have been recognized through provisions to the allowance for loan losses, but have not yet been charged off. To the extent that prior losses have generally been recognized on nonperforming loans within a category, a basis is established to recognize existing losses on loans collectively evaluated for impairment based upon the current levels of nonperforming loans within that category. Conversely, the absence of material prior losses attributable to delinquent or nonperforming loans within a category may significantly diminish, or even preclude, the consideration of the level of nonperforming loans in the calculation of the environmental loss factors attributable to that category of loans.

Once the basis for considering the level of nonperforming loans on environmental loss factors is established, the Company then considers the current dollar amount of nonperforming loans by loan type in relation to the total outstanding balance of loans within the category. A greater portion of nonperforming loans within a category in relation to the total suggests a comparatively greater level of risk and expected loss within that loan category and vice-versa.

In addition to considering the current level of nonperforming loans in relation to the total outstanding balance for each category, the Company also considers the degree to which those levels have changed from period to period. A significant and sustained increase in nonperforming loans over a 12-24 month period suggests a growing level of expected loss within that loan category and vice-versa.

As noted above, the Company considers these factors in a qualitative, rather than quantitative fashion when ascribing the risk value, as described above, to the level and trends of nonperforming loans that is applicable to a particular loan category. As with all environmental loss factors, the risk value assigned ultimately reflects the Company’s best judgment as to the level of expected losses on loans collectively evaluated for impairment.

The sum of the probable and estimable loan losses calculated through the first and second tiers of the loss measurement processes as described above, represents the total targeted balance for the Company’s allowance for loan losses at the end of a fiscal period. As noted earlier, the Company establishes all additional valuation allowances in the fiscal period during which additional individually identified loan impairments and additional estimated losses on loans collectively evaluated for impairment are identified. The Company adjusts its balance of valuation allowances through the provision for loan losses as required to ensure that the balance of the allowance for loan losses reflects all probable and estimable loans losses at the close of the fiscal period. Notwithstanding calculation methodology and the noted distinction between valuation allowances established on loans collectively versus individually evaluated for impairment, the Company’s entire allowance for loan losses is available to cover all charge-offs that arise from the loan portfolio.

Although the Company’s allowance for loans losses is established in accordance with management’s best estimate, actual losses are dependent upon future events and, as such, further additions to the level of loan loss allowances may be necessary.

Troubled Debt Restructurings

Troubled Debt Restructurings

A modification to the terms of a loan is generally considered a TDR if the Company grants a concession to the borrower, that it would not otherwise consider for economic or legal reasons, related to the debtor’s financial difficulties. In granting the concession, the Company’s general objective is to make the best of a difficult situation by obtaining more cash or other value from the borrower or otherwise increase the probability of repayment.

A TDR may include, but is not necessarily limited to, the modification of loan terms such as a temporary or permanent reduction of the loan’s stated interest rate, extension of the maturity date and/or reduction or deferral of amounts owed under the terms of the loan agreement. In measuring the impairment associated with restructured loans that qualify as TDRs, the Company compares the cash flows under the loan’s existing terms with those that are expected to be received in accordance with its modified terms. The difference between the comparative cash flows is discounted at the loan’s effective interest rate prior to modification to measure the associated impairment. The impairment is charged off directly against the allowance for loan loss at the time of restructuring resulting in a reduction in carrying value of the modified loan that is accreted into interest income as a yield adjustment over the remaining term of the modified cash flows.

All restructured loans that qualify as TDRs are placed on nonaccrual status for a period of no less than six months after restructuring, irrespective of the borrower’s adherence to a TDR’s modified repayment terms during which time TDRs continue to be adversely classified and reported as impaired. TDRs may be returned to accrual status if (1) the borrower has paid timely P&I payments in accordance with the terms of the restructured loan agreement for no less than six consecutive months after restructuring, and (2) the Company expects to receive all P&I payments owed substantially in accordance with the terms of the restructured loan agreement at which time the loan may also be returned to a non-adverse classification while retaining its impaired status.

Premises and Equipment

Premises and Equipment

Land is carried at cost. Buildings and improvements, furnishings and equipment and leasehold improvements are carried at cost, less accumulated depreciation and amortization computed on the straight-line method over the following estimated useful lives:

Years

Building and improvements	10 - 50
Furnishings and equipment	3 - 20
Leasehold improvements	Shorter of useful lives or lease term

Construction in progress primarily represents facilities under construction for future use in our business and includes all costs to acquire land and construct buildings, as well as capitalized interest during the construction period. Interest is capitalized at the Company’s average cost of interest-bearing liabilities.

Significant renewals and betterments are charged to the premises and equipment account. Maintenance and repairs are charged to operations in the year incurred. Rental income is netted against occupancy costs in the consolidated statements of income.

Federal Home Loan Bank Stock

Federal Home Loan Bank Stock

Federal law requires a member institution of the FHLB system to hold restricted stock of its district FHLB according to a predetermined formula. The restricted stock is carried at cost, less any applicable impairment.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill and other intangible assets principally represent the excess cost over the fair value of the net assets of the institutions acquired in purchase transactions. Goodwill is evaluated annually by reporting unit and an impairment loss recorded if indicated. The impairment test is performed in two phases. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, an additional impairment evaluation must be performed. That additional evaluation compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. An impairment loss is recorded to the extent that the carrying amount of goodwill exceeds its implied fair value. No impairment charges were required to be recorded in the years ended June 30, 2014, 2013 or 2012. If an impairment loss is determined to exist in the future, such loss will be reflected as an expense in the consolidated statements of income in the period in which the impairment loss is determined. The balance of other intangible assets at June 30, 2014 totaled $790,000 representing the remaining unamortized balance of the core deposit intangibles ascribed to the value of deposits acquired by the Bank through the acquisition of Central Jersey Bancorp in November 2010 and Atlas Bank in June 2014.

Bank Owned Life Insurance

Bank Owned Life Insurance

Bank owned life insurance is accounted for using the cash surrender value method and is recorded at its net realizable value. The change in the net asset value is recorded as a component of non-interest income. A deferred liability has been recorded for the estimated cost of postretirement life insurance benefits accruing to applicable employees and directors covered by an endorsement split-dollar life insurance arrangement. The Company recorded additional (gain) expense of approximately $(9,000), $14,000 and $25,000 for the years ended June 30, 2014, 2013 and 2012, respectively, attributable to this deferred liability.

Transfers of Financial Assets

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company—put presumptively beyond the reach of the transferor and its creditors, even in bankruptcy or other receivership, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Income Taxes

Income Taxes

The Company and its subsidiaries file consolidated federal income tax returns. Federal income taxes are allocated to each entity based on their respective contributions to the taxable income of the consolidated income tax returns. Separate state income tax returns are filed for the Company and each of its subsidiaries on an unconsolidated basis.

Federal and state income taxes have been provided on the basis of the Company’s income or loss as reported in accordance with GAAP. The amounts reflected on the Company’s state and federal income tax returns differ from these provisions due principally to temporary differences in the reporting of certain items for financial statement reporting and income tax reporting purposes. The tax effect of these temporary differences is accounted for as deferred taxes applicable to future periods. Deferred income tax expense or benefit is determined by recognizing deferred tax assets and liabilities for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date. The realization of deferred tax assets is assessed and a valuation allowance provided for the full amount which is not more likely than not to be realized.

The Company identified no significant income tax uncertainties through the evaluation of its income tax positions as of June 30, 2014 and June 30, 2013. Therefore, the Company has no unrecognized income tax benefits as of those dates. Our policy is to recognize interest and penalties on unrecognized tax benefits in income tax expense in the consolidated statements of income. The Company recognized no interest and penalties during the years ended June 30, 2014, 2013 and 2012. The tax years subject to examination by the taxing authorities are the years ended June 30, 2013, 2012 and 2011.

Other Comprehensive Income

Other Comprehensive Income

The Company records unrealized gains and losses, net of deferred income taxes, on available for sale mortgage-backed and non-mortgage-backed securities in accumulated other comprehensive income. Unrealized losses on available for sale securities recorded through OCI are generally considered “temporary” security impairments. Realized gains and losses, if any, are reclassified to non-interest income upon sale of the related securities.

The Company also records changes in the fair value of interest rate derivatives used in its cash flow hedging activities, net of deferred income tax, in accumulated other comprehensive income.

OCI also includes benefit plan amounts recognized in accordance with applicable accounting standards. This adjustment to OCI reflects, net of deferred income tax, transition obligations, prior service costs and unrealized net losses that had not been recognized in the consolidated financial statements prior to the implementation of those standards.

Derivatives and Hedging

Derivatives and Hedging

The Company utilizes derivative instruments in the form of interest rate swaps and caps to hedge its exposure to interest rate risk in conjunction with its overall asset/liability management process. In accordance with accounting requirements, the Company formally designates all of its hedging relationships as either fair value hedges, intended to offset the changes in the value of certain financial instruments due to movements in interest rates, or cash flow hedges, intended to offset changes in the cash flows of certain financial instruments due to movement in interest rates, and documents the strategy for undertaking the hedge transactions and its method of assessing ongoing effectiveness. The Company does not use derivative instruments for speculative purposes.

All derivatives are recognized as either assets or liabilities in the Consolidated Financial Statements at their fair values. For a derivative designated as a cash flow hedge, the ineffective portion of changes in fair value (i.e. gain or loss) is reported in current period earnings. The effective portion of the change in fair value is initially recorded as a component of other comprehensive income (loss) and subsequently reclassified into earnings when the hedged transaction effects earnings. For a derivative designated as a fair value hedge, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings.

Derivative instruments qualify for hedge accounting treatment only if they are designated as such on the date on which the derivative contracted is entered and are expected to be, and are, effective in substantially reducing interest rate risk arising from the assets and liabilities identified as exposing the Company to risk. Those derivative financial instruments that do not meet the hedging criteria discussed below would be classified as undesignated derivatives and would be recorded at fair value with changes in fair value recorded in income.

Derivative hedge contracts must meet specific effectiveness tests (i.e., over time the change in their fair values due to the designated hedge risk must be within 80 to 125 percent of the opposite change in the fair values of the hedged assets or liabilities). Changes in fair value of the derivative financial instruments must be effective at offsetting changes in the fair value of the hedged items due to the designated hedge risk during the term of the hedge.

The Company formally assesses, both at the hedges’ inception, and on an on-going basis, whether derivatives used in hedging transactions have been highly effective in offsetting changes in cash flows of hedged items and whether those derivatives are expected to remain highly effective in subsequent periods. The Company discontinues hedge accounting when (a) it determines that a derivative is no longer effective in offsetting changes in cash flows of a hedged item; (b) the derivative expires or is sold, terminated or exercised; (c) probability exists that the forecasted transaction will no longer occur; or (d) management determines that designating the derivative as a hedging instrument is no longer appropriate. In all cases in which hedge accounting is discontinued and a derivative remains outstanding, the Company will carry the derivative at fair value in the Consolidated Financial Statements, recognizing changes in fair value in current period income in the consolidated statement of income.

In accordance with the applicable accounting guidance, the Company takes into account the impact of collateral and master netting agreements that allow it to settle all derivative contracts held with a single counterparty on a net basis, and to offset the net derivative position with the related collateral when recognizing derivative assets and liabilities. As a result, the Company’s Statements of Financial Condition could reflect derivative contracts with negative fair values included in derivative assets, and contracts with positive fair values included in derivative liabilities.

The Company’s interest rate derivatives are comprised entirely of interest rate swaps and caps hedging floating-rate and forecasted issuances of fixed-rate liabilities and accounted for as cash flow hedges. The carrying value of interest rate derivatives is included in the balance of other assets or other liabilities and comprises the remaining unamortized cost of interest rate caps and the cumulative changes in the fair value of interest rate derivatives. Such changes in fair value are offset against accumulated other comprehensive income, net of deferred income tax.

In general, the cash flows received and/or exchanged with counterparties for those derivatives qualifying as interest rate hedges, and the amortization of the original cost of qualifying caps, are generally classified in the financial statements in the same category as the cash flows of the items being hedged.

Interest differentials paid or received under the swap and cap agreements are reflected as adjustments to interest expense. The notional amounts of the interest rate swaps are not exchanged and do not represent exposure to credit loss. In the event of default by a counter party, the risk in these transactions is the cost of replacing the agreements at current market rates.

Net Income per Common Share ("EPS")

Net Income per Common Share (“EPS”)

Basic EPS is based on the weighted average number of common shares actually outstanding adjusted for the Employee Stock Ownership Plan (“the ESOP”) shares not yet committed to be released. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock, such as outstanding stock options, were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. Diluted EPS is calculated by adjusting the weighted average number of shares of common stock outstanding to include the effect of contracts or securities exercisable or which could be converted into common stock, if dilutive, using the treasury stock method. Shares issued and reacquired during any period are weighted for the portion of the period they were outstanding.

Stock Compensation Plans

Stock Compensation Plans

Upon approval of the Kearny Financial Corp. 2005 Stock Compensation and Incentive Plan on October 24, 2005, the Company adopted applicable accounting standards requiring the expensing of the fair value of all options granted over their vesting periods and the fair value of all share-based compensation granted over the requisite service periods.

Advertising and Marketing Expenses	Advertising and Marketing Expenses The Company expenses advertising and marketing costs as incurred.
Subsequent Events

Subsequent Events

The Company has evaluated events and transactions occurring subsequent to the consolidated statement of condition date of June 30, 2014, for items that should potentially be recognized or disclosed in these consolidated financial statements. The evaluation was conducted through the date these consolidated financial statements were issued and resulted in the identification and disclosure of the subsequent event discussed below.

On September 4, 2014, the Boards of Directors of Kearny MHC (the majority stockholder of the Company), the Company and the Bank adopted a Plan of Conversion and Reorganization (the “Plan”). Pursuant to the Plan, Kearny MHC will convert from the mutual holding company form of organization to the fully public form. Kearny MHC will be merged into the Company, and Kearny MHC will no longer exist. The Company will then merge into a new Maryland corporation also named Kearny Financial Corp.

As part of the conversion, Kearny MHC’s ownership interest of the Company will be offered for sale in a public offering. The existing publicly held shares of the Company, which represent the remaining ownership interest in the Company, will be exchanged for new shares of common stock of the new Maryland corporation. The exchange ratio will ensure that immediately after the conversion and public offering, the public shareholders of the Company will own the same aggregate percentage of common stock of the new Maryland corporation that they owned immediately prior to the completion of the conversion and public offering (excluding shares purchased in the stock offering and cash received in lieu of fractional shares).

When the conversion and public offering are completed, all of the capital stock of the Company will be owned by the new Maryland corporation. The Plan provides for the establishment, upon the completion of the conversion, of special “liquidation accounts” for the benefit of certain depositors of the Company in an amount equal to the greater of Kearny MHC’s ownership interest in the retained earnings of the Company as of the date of the latest balance sheet contained in the prospectus plus the value of the net assets of Kearny MHC as of the date of the latest statement of financial condition of Kearny MHC prior to the consummation of the conversion (excluding its ownership of the Company).

Following the completion of the conversion, under the rules of the FRB, the Bank will not be permitted to pay dividends on its capital stock to the Company, its sole shareholder, if the Company’s shareholder’s equity would be reduced below the amount of the liquidation accounts. The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits. Subsequent increases will not restore an eligible account holder’s interest in the liquidation accounts. Direct costs of the conversion and public offering will be deferred and reduce the proceeds from the shares sold in the public offering. No costs have been incurred as of June 30, 2014 related to the conversion.

Merger-related Expenses

Merger-related Expenses

Merger-related expenses are recorded in the consolidated statements of income and include $391,000 of direct costs relating to the Bank’s acquisition of Atlas Bank on June 30, 2014. Acquisition-related transaction and restructuring costs incurred by the Company are charged to expense as incurred.